CERTIFICATION UNDER RULE 497(j)


May 4, 2011

VIA EDGAR

Securities and Exchange Commission
100 "F" Street NE
Washington, D.C.   20549

Re:	Symetra Life Insurance Company
	Symetra Separate Account C ("Registrant")
	1933 Act File No. 33-69712
        1940 Act File No. 811-8052



Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated May 1, 2011, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on April 29, 2011.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ Michael F. Murphy

Michael  F. Murphy
Vice President

Vice President